Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Income Tax Expense (Benefit)	$ 3	$ (2)	$ (18)	$ (9)	$ 7	$ (2,429)
Deferred tax liabilities					321	320
Deferred income tax expense benefit			$ (22)	$ (15)	1	(2,432)
Valuation allowance deferred tax asset change in amount					5,943	7,297
Deferred tax assets operating loss carryforwards foreign					74,090
Deferred tax assets operating loss carryforwards state and local					$ 48,943
Effective income tax rate reconciliation taxable income					80.00%
Unrecognized tax benefits					$ 2,080	2,080
Tax credit carryforward amount					20,958
EMI Solutions And RaGE Systems [Member]
Deferred tax liabilities					$ 2,666
Deferred income tax expense benefit						$ 2,432